Note 6 - Risk Management (Tables)	6 Months Ended
Jun. 30, 2020
Operations And Amounts From The Moratoriums Given By The Group
COVID-19 support programs (Millions of Euros)
	Deferment of payments				Financing with public guarantees
	Existing	Completed	Total	Number of customers	Total	Number ofcustomers	Total deferment of payments and guarantees	(%) credit investment
Group	29,668	6,590	36,259	3,138,894	13,791	196,186	50,050	11.9%

Operations And Amounts From The Loans Given By The Group With Public Guarantees
COVID-19 support programs (Millions of Euros)
	Deferment of payments			Financing with public guarantees
	Existing	Completed	Total
Group	29,668	6,590	36,259	13,791
Customers	17,975	3,563	21,538	863
Mortgages	9,318	2,152	11,470	1
SMEs	6,397	792	7,189	7,723
Non-financial corporations	5,006	2,221	7,227	5,126
Other	290	14	304	79

Principal Geographical Areas GDP
Estimate of GDP, unemployment rate and HPR for the main geographies
	Spain			Mexico			The United States
Date	GDP	Unemployment	HPR	GDP	Unemployment	HPR	GDP	Unemployment	HPR
2020	(11.54%)	20.49%	(4.08%)	(9.97%)	4.59%	2.02%	(4.40%)	7.82%	(0.33%)
2021	7.53%	17.33%	(5.24%)	4.08%	4.45%	(1.53%)	3.58%	5.02%	(0.39%)
2022	2.94%	15.68%	6.28%	4.18%	4.03%	0.09%	2.36%	4.24%	1.86%
2023	2.09%	14.42%	5.01%	1.49%	4.06%	(0.02%)	2.08%	4.09%	2.59%
2024	2.07%	13.25%	3.65%	1.53%	4.05%	0.67%	2.09%	4.10%	2.14%
2025	2.00%	12.11%	3.11%	1.46%	4.02%	0.95%	2.11%	4.10%	1.55%

	Peru		Argentina		Colombia		Turkey
Date	GDP	Unemployment	GDP	Unemployment	GDP	Unemployment	GDP	Unemployment
2020	(14.97%)	30.07%	(5.94%)	14.23%	(3.07%)	16.95%	0.15%	14.03%
2021	8.86%	13.10%	1.54%	11.53%	3.98%	14.13%	5.04%	13.43%
2022	3.53%	11.48%	2.02%	10.23%	2.64%	11.81%	4.53%	10.78%
2023	3.68%	11.39%	1.96%	9.70%	3.32%	11.63%	4.52%	10.38%
2024	3.63%	11.30%	1.97%	8.75%	3.47%	11.42%	4.51%	10.23%
2025	3.21%	11.20%	1.99%	7.78%	3.70%	11.22%	4.50%	10.03%

Credit Risk Exposure
Maximum credit risk exposure (Millions of Euros)
	Notes	June 2020	Stage 1	Stage 2	Stage 3
Financial assets held for trading		70,093
Debt securities	9	26,640
Equity instruments	9	5,862
Loans and advances	9	37,591
Non-trading financial assets mandatorily at fair value through profit or loss		4,998
Loans and advances	10	690
Debt securities	10	250
Equity instruments	10	4,058
Financial assets designated at fair value through profit or loss	11	1,098
Derivatives (trading and hedging)		51,649
Financial assets at fair value through other comprehensive income		70,207
Debt securities		68,385	68,079	5	301
Equity instruments	12	1,789
Loans and advances to credit institutions	12	33	33	-	-
Financial assets at amortized cost		463,887	413,517	34,686	15,684
Loans and advances to central banks		4,792	4,792	-	-
Loans and advances to credit institutions		14,859	14,822	32	6
Loans and advances to customers		400,764	350,558	34,568	15,637
Debt securities		43,473	43,346	86	41
Total financial assets risk		661,932	-	-	-
Total loan commitments and financial guarantees		184,046	171,130	11,987	929
Loan commitments given	30	134,494	126,310	7,957	227
Financial guarantees given	30	10,989	9,709	1,020	261
Other commitments given	30	38,563	35,111	3,010	441
Total maximum credit exposure		845,978

Maximum credit risk exposure (Millions of Euros)
	Notes	December 2019	Stage 1	Stage 2	Stage 3
Financial assets held for trading		69,503
Debt securities	9	26,309
Equity instruments	9	8,892
Loans and advances	9	34,303
Non-trading financial assets mandatorily at fair value through profit or loss		5,557
Loans and advances	10	1,120
Debt securities	10	110
Equity instruments	10	4,327
Financial assets designated at fair value through profit or loss	11	1,214
Derivatives (trading and hedging)		39,462
Financial assets at fair value through other comprehensive income		61,293
Debt securities		58,841	58,590	250	-
Equity instruments	12	2,420
Loans and advances to credit institutions	12	33	33	-	-
Financial assets at amortized cost		451,640	402,024	33,624	15,993
Loans and advances to central banks		4,285	4,285	-	-
Loans and advances to credit institutions		13,664	13,500	158	6
Loans and advances to customers		394,763	345,449	33,360	15,954
Debt securities		38,930	38,790	106	33
Total financial assets risk		628,670
Total loan commitments and financial guarantees		181,116	169,663	10,452	1,001
Loan commitments given	30	130,923	123,707	6,945	270
Financial guarantees given	30	10,984	9,804	955	224
Other commitments given	30	39,209	36,151	2,552	506
Total maximum credit exposure		809,786

Credit Risk Exposure By Geographical Area
June 2020 (Millions of Euros)
	Gross exposure				Accumulated allowances				Carrying amount
	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Spain (*)	206,649	184,249	14,077	8,323	(5,734)	(824)	(785)	(4,125)	200,915	183,425	13,292	4,198
The United States	61,572	52,860	7,939	773	(1,028)	(317)	(471)	(240)	60,544	52,542	7,468	533
Mexico	51,414	45,386	4,833	1,194	(1,972)	(761)	(459)	(752)	49,442	44,626	4,374	442
Turkey (**)	44,061	36,113	4,417	3,532	(2,865)	(215)	(600)	(2,050)	41,196	35,898	3,817	1,482
South America (***)	36,202	31,099	3,298	1,804	(1,944)	(390)	(422)	(1,131)	34,258	30,709	2,876	672
Others	866	851	5	10	(9)	(1)	-	(7)	857	850	4	3
Total (****)	400,764	350,558	34,568	15,637	(13,552)	(2,508)	(2,736)	(8,307)	387,212	348,050	31,832	7,330

December 2019 (Millions of Euros)
	Gross exposure				Accumulated allowances				Carrying amount
	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Spain (*)	197,058	173,843	14,599	8,616	(5,311)	(712)	(661)	(3,939)	191,747	173,131	13,939	4,677
The United States	57,387	49,744	7,011	632	(688)	(165)	(342)	(182)	56,699	49,580	6,670	450
Mexico	60,099	54,748	3,873	1,478	(2,013)	(697)	(404)	(912)	58,087	54,052	3,469	566
Turkey (**)	43,113	34,536	5,127	3,451	(2,613)	(189)	(450)	(1,974)	40,500	34,347	4,677	1,477
South America (***)	36,265	31,754	2,742	1,769	(1,769)	(366)	(323)	(1,079)	34,497	31,388	2,419	690
Others	839	824	7	9	(8)	(1)	(1)	(6)	832	823	6	2
Total (****)	394,763	345,449	33,360	15,954	(12,402)	(2,129)	(2,181)	(8,093)	382,360	343,320	31,179	7,861

Loans And Advances Breakdown By Counterparty
June 2020 (Millions of Euros)
	Central banks	General governments	Credit institutions	Other financial corporations	Non-financial corporations	Households	Total	Gross carrying amount
By product
On demand and short notice	-	37	-	164	2,126	516	2,844	3,048
Credit card debt	-	9	-	1	1,555	11,717	13,283	14,486
Commercial debtors		796	-	470	12,805	71	14,142	14,444
Finance leases	-	195	-	5	7,561	351	8,113	8,474
Reverse repurchase loans	430	-	2,269	887	60	-	3,647	3,656
Other term loans	4,311	25,930	3,793	8,518	153,588	154,750	350,890	362,342
Advances that are not loans	32	377	8,812	3,489	1,437	486	14,632	14,688
LOANS AND ADVANCES	4,773	27,343	14,875	13,535	179,132	167,892	407,549	421,137
By secured loans
Of which: mortgage loans collateralized by immovable property		953	-	300	30,850	106,609	138,712	142,457
Of which: other collateralized loans	430	4,660	1,763	1,629	16,238	4,675	29,396	29,986
By purpose of the loan
Of which: credit for consumption						43,048	43,048	46,148
Of which: lending for house purchase						108,159	108,159	110,005
By subordination
Of which: project finance loans					12,047		12,047	12,328

December 2019 (Millions of Euros)
	Central banks	General governments	Credit institutions	Other financial corporations	Non-financial corporations	Households	Total	Gross carrying amount
By product
On demand and short notice	-	9	-	118	2,328	595	3,050	3,251
Credit card debt	-	10	1	3	1,940	14,401	16,355	17,608
Commercial debtors		971	-	230	15,976	99	17,276	17,617
Finance leases	-	227	-	6	8,091	387	8,711	9,095
Reverse repurchase loans	-	-	1,817	-	26	-	1,843	1,848
Other term loans	4,240	26,734	4,121	7,795	137,934	160,223	341,047	351,230
Advances that are not loans	35	865	7,743	3,056	951	506	13,156	13,214
LOANS AND ADVANCES	4,275	28,816	13,682	11,208	167,246	176,211	401,438	413,863
By secured loans
Of which: mortgage loans collateralized by immovable property		1,067	15	261	23,575	111,085	136,003	139,317
Of which: other collateralized loans	-	10,447	93	2,106	29,009	6,893	48,548	49,266
By purpose of the loan
Of which: credit for consumption						46,356	46,356	49,474
Of which: lending for house purchase						110,178	110,178	111,636
By subordination
Of which: project finance loans					12,259		12,259	12,415

Financial Guarantee received
Guarantees received (Millions of Euros)
	June2020	December2019
Value of collateral	157,585	152,454
Of which: guarantees normal risks under special monitoring	14,983	14,623
Of which: guarantees non-performing risks	4,204	4,590
Value of other guarantees	55,840	35,464
Of which: guarantees normal risks under special monitoring	4,239	3,306
Of which: guarantees non-performing risks	559	542
Total value of guarantees received	213,425	187,918

Loans And Advances Impaired And Accumulated Impairment by Sectors
June 2020 (Millions of Euros)
	Gross carrying amount	Non-performing loans and advances	Accumulated impairment	Non-performing loans and advances as a % of the total
Central banks	4,792	-	(19)	-
General governments	27,342	77	(83)	0.3%
Credit institutions	14,859	6	(17)	-
Other financial corporations	13,585	17	(50)	0.1%
Non-financial corporations	185,821	8,190	(7,224)	4.4%
Households	174,015	7,352	(6,195)	4.2%
LOANS AND ADVANCES	420,414	15,643	(13,588)	3.7%

December 2019 (Millions of Euros)
	Gross carrying amount	Non-performing loans and advances	Accumulated impairment	Non-performing loans and advances as a % of the total
Central Banks	4,285	-	(9)	-
General governments	28,281	88	(60)	0.3%
Credit institutions	13,664	6	(15)	-
Other financial corporations	11,239	17	(31)	0.2%
Non-financial corporations	173,254	8,467	(6,465)	4.9%
Households	181,989	7,381	(5,847)	4.1%
LOANS AND ADVANCES	412,711	15,959	(12,427)	3.9%

Changes In Impaired Financial Assets And Contingent Risks
Changes in impaired financial assets and guarantees given (Millions of Euros)
	June 2020	December 2019
Balance at the beginning	16,770	17,134
Additions	4,581	9,857
Decreases (*)	(2,517)	(5,874)
Net additions	2,064	3,983
Amounts written-off	(1,778)	(3,803)
Exchange differences and other	(322)	(544)
Balance at the end	16,734	16,770

Changes In Value Corrections Loans And Advances At Amortized Cost
Changes in loss allowances of loans and advances at amortized cost (Millions of Euros)
	June 2020	December 2019
Balance at the beginning of the period	(12,427)	(12,217)
Increase in loss allowances charged to income	(6,723)	(10,236)
Stage 1	(1,603)	(1,650)
Stage 2	(1,771)	(1,923)
Stage 3	(3,350)	(6,664)
Decrease in loss allowances charged to income	3,070	5,990
Stage 1	960	1,312
Stage 2	812	1,298
Stage 3	1,298	3,380
Transfer to written-off loans, exchange differences and other	2,493	4,036
Closing balance	(13,588)	(12,427)